Label	Element	Value
Diamond Hill Short Duration Securitized Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Short Duration Securitized Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Short Duration Securitized Bond Fund is to maximize total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 57 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (MBS) (including commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized mortgage obligations (CMOs)), asset-backed securities (ABS), and other similar securities and related instruments.
Agency MBS are issued or guaranteed by the US government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (GNMA or “Ginnie Mae”), the Federal National Mortgage Association (FNMA or “Fannie Mae”), the Student Loan Marketing Association (SLMA or “Sallie Mae”) or the Federal Home Loan Mortgage Corporation (FHLMC or “Freddie Mac”). The fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various US and non-US public or private sector entities at the discretion of the Diamond Hill Capital Management, Inc. (the “Adviser”).

Under normal circumstances, the fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three. Duration is an approximate measure of a bond's price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above.
The fund may invest up to 15% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.
		In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. While interest rates in the U.S. have increased recently, they remain low by historical standards and are expected to rise further. Consequently, the risk associated with rising interest rates is heightened at this time.
Government Securities Risk The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing
Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
LIBOR Risk Instruments in which the fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Non-U.S. and Emerging Markets Risk The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied
		to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q 2019, +1.70%
Worst Quarter:	1Q 2018, +0.58%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/19
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges applicable to the class.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholders's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges applicable to the class. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Bloomberg Barclays U.S. 1-3 Year Government/Credit Index is an unmanaged index measuring the performance of investment grade government and corporate bonds with maturities of one to three years.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Short Duration Securitized Bond Fund | Bloomberg Barclays U.S. 1-3 Years Government/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. 1-3 Year Government/Credit Index
1 Year	rr_AverageAnnualReturnYear01	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Diamond Hill Short Duration Securitized Bond Fund | Diamond Hill Short Duration Securitized Bond Fund Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,204
Label	rr_AverageAnnualReturnLabel	Class A Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Diamond Hill Short Duration Securitized Bond Fund Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 653
Annual Return 2017	rr_AnnualReturn2017	4.33%
Annual Return 2018	rr_AnnualReturn2018	3.18%
Annual Return 2019	rr_AnnualReturn2019	4.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.58%
Label	rr_AverageAnnualReturnLabel	Class I Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Diamond Hill Short Duration Securitized Bond Fund Fund Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Diamond Hill Short Duration Securitized Bond Fund Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2016
Diamond Hill Short Duration Securitized Bond Fund | Diamond Hill Short Duration Securitized Bond Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Label	rr_AverageAnnualReturnLabel	Class Y Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2016